UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-8061

Diamond Hill Funds

(Exact name of registrant as specified in charter)

325 John H. McConnell Boulevard, Suite 200, Columbus, Ohio 43215

(Address of principal executive offices)                    (Zip code)

James F. Laird, Jr., 325 John H. McConnell Boulevard, Suite 200, Columbus, Ohio 43215

(Name and address of agent for service)

Registrant's telephone number, including area code:	(614) 255-3341

Date of fiscal year end:	12/31

Date of reporting period:	03/31/08

Form N-Q is to be used by registered management investment companies, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policy making roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Diamond Hill Small Cap Fund
Schedule of Investments
March 31, 2008 (Unaudited)
	Shares	Market Value

Preferred Stock — 1.5%
Financial — 1.5%
Mid-America Apartment Communities, Inc. - REIT ◊	108,854	$5,425,283

Common Stocks — 79.7%
Consumer Discretionary — 16.7%
Aaron Rents, Inc.◊	370,000	7,969,800
Acco Brands Corp.* ◊	450,000	6,106,500
AH Belo Corp.	46,200	528,066
American Greetings Corp.◊	371,500	6,891,325
Belo Corp.◊	231,000	2,441,670
Brink's Co., The	80,460	5,405,303
Brunswick Corp.◊	69,611	1,111,688
Callaway Golf Co.◊	440,400	6,465,072
Charming Shoppes, Inc.*◊	646,200	3,121,146
K-Swiss, Inc.◊	327,100	5,174,722
Penske Automotive Group, Inc.◊	300,000	5,838,000
Steiner Leisure Ltd.*◊	265,971	8,777,043
		59,830,335

Consumer Staples — 6.2%
Del Monte Foods Co.	500,000	4,765,000
Flowers Foods, Inc.◊	247,320	6,121,170
Hanesbrands, Inc.*◊	300,000	8,760,000
Lance, Inc.◊	120,457	2,360,957
		22,007,127

Energy — 22.0%
Berry Petroleum Co.◊	178,400	8,293,816
Cimarex Energy Co.	255,410	13,981,143
Encore Acquisition Co.*◊	355,108	14,303,751
Helmerich & Payne, Inc.	194,520	9,117,152
Hornbeck Offshore Services, Inc.*◊	174,050	7,948,864
Lufkin Industries, Inc.◊	95,000	6,062,900
Southwestern Energy Co.*	174,980	5,895,076
Whiting Petroleum Corp.*◊	200,195	12,942,607
		78,545,309

Financial — 14.3%
1st Source Corp.◊	263,700	5,550,885
Banner Corp.◊	202,722	4,670,715
Centennial Bank Holdings, Inc.*◊	743,300	4,667,924
First State Bancorp ◊	483,720	6,477,011
Hanmi Financial Corp.◊	543,520	4,016,613
Hanover Insurance Group	135,000	5,553,900
Imperial Capital Bancorp, Inc.◊	139,470	3,015,341
iStar Financial, Inc.◊	187,690	2,633,291
Taylor Capital Group, Inc.◊	235,200	3,861,984
UCBH Holdings, Inc.◊	433,800	3,366,288
United Fire & Casualty Co.◊	200,040	7,481,496
		51,295,448

Health Care — 1.8%
Analogic Corp.◊	95,275	6,339,599

Industrial — 11.3%
AirTran Holdings, Inc.*◊	1,165,000	7,689,000
Apogee Enterprises, Inc.◊	209,650	3,228,610
Gehl Co.*◊	100,000	1,694,000
Griffon Corp.*◊	102,925	885,155
Kaydon Corp.◊	110,800	4,865,228
Lincoln Electric Holdings, Inc.	97,100	6,261,979
Toro Co., The	211,150	8,739,498
Trinity Industries, Inc.◊	144,650	3,854,923
Werner Enterprises, Inc.◊	169,770	3,150,931
		40,369,324

Information Technology — 2.4%
Verigy Ltd.*	454,510	8,562,968

Utilities — 5.0%
Integrys Energy Group, Inc.	147,610	6,884,530
UGI Corp.	243,200	6,060,544
WGL Holdings, Inc.◊	157,500	5,049,450
		17,994,524
Total Common Stocks		$284,944,634

Registered Investment Companies — 46.9%
JPMorgan Prime Money Market Fund	13,160,146	$13,160,146
Reserve Primary Fund Class Institutional ††	154,763,900	154,763,900

Total Registered Investment Companies		$167,924,046

Total Investment Securities — 128.1%		$458,293,963
(Cost $457,542,130)**

Liabilities In Excess Of Other Assets — (28.1%)		(100,581,151)

Net Assets — 100.0%		$357,712,812

*	Non-income producing security.
**	Represents cost for financial reporting purposes.
◊	All or portion of the security is on loan. The total market value of the securities on loan, as of March 31, 2008, was $96,828,609.
††	A portion of this security represents collateral for securities loaned. The total value of the collateral, as of March 31, 2008, was $98,540,229.

REIT - Real Estate Investment Trust

See accompanying Notes to Schedule of Investments.

Diamond Hill Small-Mid Cap Fund
Schedule of Investments
March 31, 2008 (Unaudited)
	Shares	Market Value

Preferred Stock — 1.6%
Financial — 1.6%
Mid-America Apartment Communities, Inc. - REIT ◊	9,700	$483,448

Common Stocks — 88.7%
Consumer Discretionary — 16.5%
Aaron Rents, Inc.	25,550	550,347
Acco Brands Corp.*◊	41,000	556,371
AH Belo Corp.	5,140	58,750
American Greetings Corp.◊	16,600	307,930
Belo Corp.◊	25,700	271,649
Black & Decker Corp., The	8,060	532,766
Brink's Co., The	6,890	462,870
Brunswick Corp.◊	5,895	94,143
Callaway Golf Co.◊	24,750	363,330
Charming Shoppes, Inc.*◊	69,800	337,134
K-Swiss, Inc.◊	34,310	542,784
Penske Automotive Group, Inc.◊	17,200	334,712
Steiner Leisure Ltd.*◊	14,140	466,620
		4,879,406

Consumer Staples — 4.0%
Del Monte Foods Co.	43,400	413,602
Hanesbrands, Inc.*	19,600	572,320
Lance, Inc.◊	9,600	188,160
		1,174,082

Energy — 21.7%
Berry Petroleum Co.◊	9,200	427,708
Cimarex Energy Co.◊	20,530	1,123,811
Encore Acquisition Co.*	30,495	1,228,338
Helmerich & Payne, Inc.	16,660	780,854
Hornbeck Offshore Services, Inc.*◊	11,200	511,504
Lufkin Industries, Inc.◊	6,500	414,830
Noble Energy, Inc.	8,730	635,544
Southwestern Energy Co.*	15,040	506,698
Whiting Petroleum Corp.*◊	11,790	762,224
		6,391,511

Financial — 16.3%
1st Source Corp.	22,100	465,205
Alliance Data Systems Corp.*	3,550	168,661
Assurant, Inc.	6,400	389,504
City National Corp.◊	5,270	260,654
Comerica, Inc.	8,900	312,212
Hanmi Financial Corp.◊	19,595	144,807
Hanover Insurance Group	9,700	399,058
Huntington Bancshares, Inc.◊	67,900	729,924
iStar Financial, Inc.◊	17,950	251,839
Sovereign Bancorp, Inc.◊	32,300	301,036
Synovus Financial Corp.	45,020	497,921
UCBH Holdings, Inc.◊	32,680	253,597
United Fire & Casualty Co.	17,400	650,760
		4,825,178

Health Care — 1.7%
Analogic Corp.	7,600	505,704

Industrial — 16.8%
AirTran Holdings, Inc.*◊	83,200	549,120
Dover Corp.	22,000	919,160
Fluor Corp.	7,800	1,101,049
Lincoln Electric Holdings, Inc.	4,990	321,805
Pentair, Inc.◊	10,200	325,380
Toro Co., The ◊	16,670	689,971
Trinity Industries, Inc.◊	18,600	495,690
U.S. Airways Group, Inc.*◊	32,000	285,120
Werner Enterprises, Inc.◊	14,790	274,502
		4,961,797

Information Technology — 3.1%
Total System Services, Inc.	8,061	190,723
Verigy Ltd.*	38,020	716,297
		907,020

Materials — 3.6%
Domtar Corp.*	80,720	551,318
MeadWestvaco Corp.	18,500	503,570
		1,054,888

Utilities — 5.0%
Energen Corp.	7,000	436,100
Integrys Energy Group, Inc.	11,400	531,696
UGI Corp.	6,800	169,456
WGL Holdings, Inc.◊	10,400	333,424
		1,470,676
Total Common Stocks		$26,170,262

Registered Investment Companies — 37.7%
JPMorgan Prime Money Market Fund	371,812	$371,812
Reserve Primary Fund Class Institutional ††	10,747,735	10,747,735

Total Registered Investment Companies		$11,119,547

Total Investment Securities — 128.0%		$37,773,257
(Cost $38,817,810)**

Liabilities In Excess Of Other Assets — (28.0%)		(8,252,370)

Net Assets — 100.0%		$29,520,887

*	Non-income producing security.
**	Represents cost for financial reporting purposes.
◊	All or portion of the security is on loan. The total market value of the securities on loan, as of March 31, 2008, was $8,124,179.
††	A portion of this security represents collateral for securities loaned. The total value of the collateral, as of March 31, 2008, was $8,291,095.

REIT - Real Estate Investment Trust

See accompanying Notes to Schedule of Investments.

Diamond Hill Large Cap Fund
Schedule of Investments
March 31, 2008 (Unaudited)
	Shares	Market Value
Common Stocks — 94.8%
Consumer Discretionary — 9.2%
Black & Decker Corp., The ◊	84,130	$5,560,993
Fortune Brands, Inc.	80,675	5,606,913
Kohl's Corp.*	201,340	8,635,473
McDonald’s Corp.	371,200	20,701,823
		40,505,202

Consumer Staples — 8.3%
ConAgra Foods, Inc.	201,570	4,827,602
General Mills, Inc.	150,720	9,025,113
Hanesbrands, Inc.*◊	166,963	4,875,320
Kimberly-Clark Corp.	137,585	8,881,112
Sysco Corp.	310,830	9,020,286
		36,629,433

Energy — 21.3%
Anadarko Petroleum Corp.	271,640	17,121,469
Apache Corp.	184,620	22,305,789
Devon Energy Corp.◊	212,810	22,202,468
Occidental Petroleum Corp.	231,890	16,967,391
XTO Energy, Inc.	243,187	15,043,548
		93,640,665

Financial — 20.4%
Allstate Corp.	48,800	2,345,328
American International Group, Inc.◊	350,050	15,139,662
Bank of America Corp.	133,740	5,070,083
Bank of New York Mellon Corp.	143,461	5,986,628
Huntington Bancshares, Inc.◊	545,461	5,863,706
Merrill Lynch & Co., Inc.	192,940	7,860,376
Synovus Financial Corp.◊	583,030	6,448,312
U.S. Bancorp	466,120	15,083,642
Wachovia Corp.	295,540	7,979,580
Washington Mutual, Inc.*◊	240,130	2,473,339
Wells Fargo & Co.	513,955	14,956,091
		89,206,747

Health Care — 12.3%
Abbott Laboratories	216,240	11,925,635
Cardinal Health, Inc.	156,120	8,197,861
Johnson & Johnson	176,150	11,426,851
Medtronic, Inc.	169,689	8,207,857
Pfizer, Inc.	118,850	2,487,531
Schering-Plough Corp.	440,410	6,346,308
UnitedHealth Group, Inc.	155,650	5,348,134
		53,940,177

Industrial — 9.7%
Dover Corp.	227,070	9,486,985
Fluor Corp.	39,810	5,619,580
Illinois Tool Works, Inc.	184,070	8,877,696
Parker Hannifin Corp.	73,300	5,077,491
Southwest Airlines Co.	351,170	4,354,508
United Technologies Corp.	135,610	9,332,680
		42,748,940

Information Technology — 4.0%
Cisco Systems*	371,745	8,955,337
Microsoft Corp.	300,500	8,528,190
		17,483,527

Materials — 9.7%
Domtar Corp.*◊	634,488	4,333,553
Dow Chemical Co.	211,590	7,797,092
Freeport McMoRan Copper & Gold, Inc.	115,510	11,114,371
International Paper Co.	298,183	8,110,578
MeadWestvaco Corp.	268,850	7,318,097
Rohm & Haas Co.	74,885	4,049,781
		42,723,472
Total Common Stocks		$416,878,163

Registered Investment Companies — 10.4%
JPMorgan Prime Money Market Fund	2,560,486	$2,560,486
Reserve Primary Fund Class Institutional ††	43,348,846	43,348,846
Total Registered Investment Companies		$45,909,332

Total Investment Securities — 105.2%		$462,787,495
(Cost $451,815,351)**

Liabilities In Excess Of Other Assets — (5.2%)		(22,885,897)

Net Assets — 100.0%		$439,901,598

*	Non-income producing security.
**	Represents cost for financial reporting purposes.
◊	All or portion of the security is on loan. The total market value of the securities on loan, as of March 31, 2008, was $23,504,200.
††	A portion of this security represents collateral for securities loaned. The total value of the collateral, as of March 31, 2008, was $23,942,115.

See accompanying Notes to Schedule of Investments.

Diamond Hill Select Fund
Schedule of Investments
March 31, 2008 (Unaudited)
	Shares	Market Value
Common Stocks — 99.6%
Consumer Discretionary — 8.1%
Brunswick Corp.◊	3,040	$48,549
Kohl's Corp.*	8,495	364,351
K-Swiss, Inc.◊	8,940	141,431
McDonald’s Corp.	11,140	621,277
		1,175,608

Consumer Staples — 9.4%
ConAgra Foods, Inc.	8,463	202,689
General Mills, Inc.	6,765	405,088
Hanesbrands, Inc.*	14,381	419,925
Sysco Corp.	11,780	341,856
		1,369,558

Energy — 19.8%
Anadarko Petroleum Corp.	9,380	591,221
Apache Corp.	6,380	770,831
Devon Energy Corp.◊	7,350	766,825
Occidental Petroleum Corp.	10,010	732,432
		2,861,309

Financial — 18.8%
American International Group, Inc.	13,505	584,091
Huntington Bancshares, Inc.◊	20,638	221,859
Merrill Lynch & Co., Inc.	6,100	248,514
Synovus Financial Corp.◊	27,910	308,685
U.S. Bancorp	21,425	693,312
Wells Fargo & Co.	23,140	673,374
		2,729,835

Health Care — 15.7%
Abbott Laboratories	6,720	370,608
Cardinal Health, Inc.	9,120	478,892
Johnson & Johnson	6,760	438,521
Medtronic, Inc.	9,536	461,256
Schering-Plough Corp.	18,930	272,781
UnitedHealth Group, Inc.	7,352	252,615
		2,274,673

Industrial — 8.8%
AirTran Holdings, Inc.*◊	24,700	163,020
Dover Corp.	9,190	383,958
Illinois Tool Works, Inc.	7,043	339,684
United Technologies Corp.	5,725	393,995
		1,280,657

Information Technology — 5.2%
Cisco Systems*	13,165	317,145
Microsoft Corp.	21,420	607,900
Verigy Ltd.*	7,930	149,401
		1,074,446

Materials — 11.6%
Domtar Corp.*	35,761	244,248
Dow Chemical Co.	9,380	345,653
Freeport McMoRan Copper & Gold, Inc.	4,997	480,811
International Paper Co.	10,749	292,373
MeadWestvaco Corp.	4,645	126,437
Rohm & Haas Co.	3,440	186,035
		1,675,557
Total Common Stocks		$14,441,643

Registered Investment Companies — 11.2%
JPMorgan Prime Money Market Fund	2,454	$2,454
Reserve Primary Fund Class Institutional ††	1,622,068	1,622,068

Total Registered Investment Companies		$1,624,522

Total Investment Securities — 110.8%		$16,066,165
(Cost $16,182,688)**

Liabilities In Excess Of Other Assets — (10.8%)		(1,571,633)

Net Assets — 100.0%		$14,494,532

*	Non-income producing security.
**	Represents cost for financial reporting purposes.
◊	All or portion of the security is on loan. The total market value of the securities on loan, as of March 31, 2008, was $1,574,740.
††	A portion of this security represents collateral for securities loaned. The total value of the collateral, as of March 31, 2008, was $1,608,541.

See accompanying Notes to Schedule of Investments.

Diamond Hill Long-Short Fund
Schedule of Investments
March 31, 2008 (Unaudited)
	Shares	Market Value
Common Stocks — 84.8%
Consumer Discretionary — 9.5%
Acco Brands Corp.* † ◊	623,784	$8,464,749
Black & Decker Corp., The † ◊	461,934	30,533,837
Fortune Brands, Inc. †	473,625	32,916,938
Kohl's Corp.* †	952,668	40,859,931
McDonald’s Corp. †	1,453,669	81,071,119
		193,846,574

Consumer Staples — 6.2%
ConAgra Foods, Inc. †	893,430	21,397,649
General Mills, Inc. †	671,400	40,203,432
Hanesbrands, Inc.* † ◊	1,073,231	31,338,345
Sysco Corp. †	1,125,917	32,674,111
		125,613,537

Energy — 19.9%
Anadarko Petroleum Corp. †	1,282,220	80,818,327
Apache Corp. †	846,776	102,307,477
Devon Energy Corp. †	966,370	100,821,382
Occidental Petroleum Corp. †	826,100	60,445,737
XTO Energy, Inc. †	996,357	61,634,644
		406,027,567

Financial — 16.1%
American International Group, Inc. †	1,413,205	61,121,116
Huntington Bancshares, Inc. † ◊	2,012,158	21,630,699
Merrill Lynch & Co., Inc. †	757,370	30,855,254
Synovus Financial Corp. † ◊	2,767,000	30,603,020
U.S. Bancorp †	2,160,710	69,920,576
Wachovia Corp. † ◊	871,900	23,541,300
Washington Mutual, Inc.* † ◊	1,992,280	20,520,484
Wells Fargo & Co. †	2,404,380	69,967,457
		328,159,906

Health Care — 10.8%
Abbott Laboratories †	949,800	52,381,469
Cardinal Health, Inc. †	767,100	40,280,421
Johnson & Johnson †	671,200	43,540,744
Medtronic, Inc. †	842,556	40,754,434
Schering-Plough Corp. †	1,553,380	22,384,206
UnitedHealth Group, Inc. †	586,080	20,137,709
		219,478,983

Industrial — 9.2%
AirTran Holdings, Inc.* †	1,462,150	9,650,190
Dover Corp. †	863,260	36,067,003
Fluor Corp. † ◊	215,440	30,411,510
Illinois Tool Works, Inc. †	842,040	40,611,589
Trinity Industries, Inc.† ◊	774,009	20,627,340
United Technologies Corp. †	735,290	50,602,658
		187,970,290

Information Technology — 4.5%
Cisco Systems, Inc.*	1,674,560	40,340,150
Microsoft Corp. †	1,806,025	51,254,990
		91,595,140

Materials — 8.6%
Domtar Corp.* †	3,073,527	20,992,189
Dow Chemical Co. †	837,250	30,852,663
Freeport McMoRan Copper & Gold, Inc.†	521,775	50,205,191
International Paper Co. †	1,151,842	31,330,102
MeadWestvaco Corp.†	753,150	20,500,743
Rohm & Haas Co. †	375,497	20,306,878
		174,187,766
Total Common Stocks		$1,726,879,763

Registered Investment Companies — 17.2%
JPMorgan Prime Money Market Fund †	50,503,909	$50,503,909
Reserve Primary Fund Class Institutional ††	300,250,734	300,250,374

Total Registered Investment Companies		$350,754,283

Total Investment Securities — 102.0%		$2,077,634,046
(Cost $2,072,141,871)**

Segregated Cash With Brokers — 24.8		504,883,714
Securities Sold Short — (23.3%)		(473,562,896)
(Proceeds $512,250,440)

Liabilities In Excess Of Other Assets — (3.5%)		(73,067,416)

Net Assets — 100.0%		$2,035,887,448

*	Non-income producing security.
**	Represents cost for financial reporting purposes.
†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short aggregating a total market value of $1,737,043,522.
◊	All or portion of the security is on loan. The total market value of the securities on loan, as of March 31, 2008, was $17,923,261.
††	A portion of this security represents collateral for securities loaned. The total value of the collateral, as of March 31, 2008, was $18,038,974.

See accompanying Notes to Schedule of Investments.

Diamond Hill Long-Short Fund
Schedule of Securities Sold Short
March 31, 2008 (Unaudited)
	Shares	Market Value
Common Stocks — 87.2%
Consumer Discretionary — 36.0%
Aeropostale, Inc.*	191,690	$5,196,716
Amazon.com, Inc.*	469,141	33,449,753
Apollo Group, Inc.*	331,261	14,310,475
Deckers Outdoor Corp.*	192,820	20,789,852
DIRECTV Group, Inc., The*	418,550	10,375,854
Life Time Fitness, Inc.*	731,876	22,841,850
RadioShack Corp.	2,042,505	33,190,706
Sears Holding Corp.*	45,400	4,634,887
Tween Brands, Inc.*	157,410	3,894,324
Urban Outfitters, Inc.*	695,750	21,811,762
		170,496,179

Consumer Staples — 17.1%
Burger King Holdings, Inc.	737,220	20,391,505
Colgate-Palmolive Co.	258,100	20,108,571
Dean Foods Co.	1,512,149	30,379,073
Kraft Foods, Inc.	327,110	10,143,682
		81,022,831

Health Care — 12.8%
Laboratory Corp. of America Holdings*	414,288	30,524,740
Omnicare, Inc.	1,101,205	19,997,883
Quest Diagnostics, Inc.	220,150	9,966,190
		60,488,813

Industrial — 8.5%
CSX Corp.	713,050	39,980,714

Information Technology — 12.8%
Foundry Networks, Inc.*	2,591,520	30,009,801
Salesforce.com, Inc.*	531,949	30,783,889
		60,793,690
Total Common Stocks Sold Short		$412,782,227
Exchange Traded Funds — 12.8%
iShares Russell 2000 Index Fund	591,350	40,513,388
PowerShares QQQ	463,570	20,267,281

Total Exchange Traded Funds Sold Short		$60,780,669

Total Securities Sold Short
(Proceeds $512,250,440)		$473,562,896

*	Non-dividend expense producing security.

See accompanying Notes to Schedule of Investments.

Diamond Hill Financial Long-Short Fund
Schedule of Investments
March 31, 2008 (Unaudited)
	Shares	Market Value
Preferred Stocks — 4.3%
Financial — 2.5%
Countrywide Capital V, 7.00%, 11/1/36 †	35,000	$584,500

Real Estate Investment Trust — 1.8%
Mid-America Apartment Communities, Inc. - REIT †	8,389	418,108

Total Preferred Stocks		$1,002,608

Common Stocks — 84.5%
Finance - Banks & Thrifts — 50.9%
1st Source Corp.† ◊	18,000	378,900
Bank of New York Mellon Corp. †	20,283	846,410
Banner Corp. †	18,400	423,936
Centennial Bank Holdings, Inc.* †	30,000	188,400
City National Corp. †	5,080	251,257
Comerica, Inc. †	9,400	329,752
First Charter Corp. †	7,200	192,312
First State Bancorp † ◊	45,580	610,316
Greene County Bancshares, Inc.† ◊	7,865	139,132
Hanmi Financial Corp. † ◊	42,040	310,676
Huntington Bancshares, Inc. † ◊	75,150	807,863
Imperial Capital Bancorp, Inc. †	7,067	152,789
iStar Financial, Inc. † ◊	30,000	420,900
PNC Financial Services Group, Inc. †	14,000	917,980
Prudential Financial, Inc.	8,000	626,000
Sovereign Bancorp, Inc. †	40,100	373,732
Synovus Financial Corp. †	64,730	715,914
Taylor Capital Group, Inc. †	14,150	232,343
U.S. Bancorp †	30,000	970,800
UCBH Holdings, Inc.† ◊	41,920	325,299
Wachovia Corp. †	37,680	1,017,359
Washington Mutual, Inc.* † ◊	53,000	545,900
Wells Fargo & Co. †	37,000	1,076,699
		11,854,669

Finance - Broker Dealer — 6.4%
Merrill Lynch & Co., Inc. †	21,000	855,540
Morgan Stanley †	14,000	639,800
		1,495,340

Financial - Diversified — 7.3%
Bank of America Corp. †	24,474	927,809
Citigroup, Inc. †	35,700	764,694
		1,692,503

Financial Specialties — 3.5%
Discover Financial Services †	23,000	376,510
Freddie Mac †	17,000	430,440
		806,950

Information Technology — 1.1%
Total System Services, Inc. †	10,817	255,930

Insurance — 15.3%
Allstate Corp. †	15,000	720,900
American International Group, Inc.†	32,000	1,384,001
Assurant, Inc. †	5,000	304,300
Hanover Insurance Group, Inc. †	12,000	493,680
PartnerRe Ltd. †	3,000	228,900
United Fire & Casualty Co. †	12,000	448,800
		3,580,581
Total Common Stocks		$19,685,973

Registered Investment Companies — 9.4%
JPMorgan Prime Money Market Fund †	312,676	$312,676
Reserve Primary Fund Class Institutional ††	1,871,725	1,871,725

Total Registered Investment Companies		$2,184,401

Total Investment Securities — 98.2%		$22,872,982
(Cost $27,498,429)**

Segregated Cash With Brokers — 10.2%		$2,377,279

Securities Sold Short — (8.0%)		(1,866,695)
(Proceeds $2,416,524)

Liabilities In Excess Of Other Assets — (0.4%)		(88,272)

Net Assets — 100.0%		$23,295,294

*	Non-income producing security.
**	Represents cost for financial reporting purposes.
†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short aggregating a total market value of $20,375,257.
◊	All or portion of the security is on loan. The total market value of the securities on loan, as of March 31, 2008, was $268,407.
††	A portion of this security represents collateral for securities loaned. The total value of the collateral, as of March 31, 2008, was $276,725.

REIT - Real Estate Investment Trust

See accompanying Notes to Schedule of Investments.

Diamond Hill Financial Long-Short Fund
Schedule of Securities Sold Short
March 31, 2008 (Unaudited)
	Shares	Market Value
Common Stocks — 71.8%
Finance - Banks & Thrifts — 71.8%
City Holding Co.	10,000	$399,000
Epoch Holding Corp.	20,400	244,392
Keefe, Bruyette & Woods	5,000	110,250
M&T Bank Corp.	2,000	160,960
Northern Trust Corp.	3,000	199,410
Virginia Commerce Bancorp, Inc.*	10,636	122,101
WesBanco, Inc.	4,200	103,782
Total Common Stocks Sold Short		$1,339,895

Exchange Traded Fund — 28.2%
KBW Regional Banking ETF *	15,000	526,800

Total Securities Sold Short		$1,866,695
(Proceeds $2,416,524)

*	Non-dividend expense producing security.

See accompanying Notes to Schedule of Investments.

Diamond Hill Funds
Notes to Schedule of Investments
March 31, 2008 (Unaudited)

Security valuation — Listed securities for which market quotations are readily available are valued at the closing prices as determined by the primary exchange where the securities are traded. Unlisted securities or listed securities for which the latest sales prices are not readily available are valued at the closing bid price in the principal market where such securities are normally traded. Debt securities are valued on the basis of valuations provided by dealers or by an independent pricing service that determines valuations based upon market transactions for normal, institutional-size trading units of similar securities. Short-term investments maturing in less than 61 days are valued at amortized cost, which approximates market. Securities for which market quotations are not readily available are valued at their “fair value”. In these cases, a Valuation Committee established and appointed by the Trustees determines in good faith, subject to Trust procedures, the fair value of portfolio securities held by a Fund (“good faith fair valuation”). When a good faith fair valuation of a security is required, consideration is generally given to a number of factors, including, but not limited to the following: dealer quotes, published analyses by dealers or analysts of the situation at issue, transactions implicitly valuing the security (such as a merger, tender offer, etc.), the value of other securities or contracts which derive their value from the security at issue, and the implications (whether negative or positive) of the circumstances which have caused trading in the security to halt.

Effective December 1, 2007, the Funds adopted Statement on Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements.” SFAS No. 157 establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Under SFAS No. 157 various inputs are used in determining the value of the Funds investments. These inputs are summarized in the three broad levels listed below:
•	Level 1 - quoted prices in active markets for identical securities
•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, securities maturing in less than 61 days of the filing are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

1

Diamond Hill Funds
Notes to Schedule of Investments (Continued)
March 31, 2008 (Unaudited)

The following is a summary of the inputs used to value the Funds net assets as of March 31, 2008:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Investments in Securities: (Assets)
Small Cap Fund	$359,753,734	$-	$-
Small-Mid Cap Fund	29,482,162	-	-
Large Cap Fund	438,845,380	-	-
Select Fund	14,457,624	-	-
Long-Short Fund	2,564,478,786	-	-
Financial Long-Short Fund	24,973,536	-	-
Strategic Income Fund	95,477,714	54,572,599	-

Investments in Securities Sold Short: (Liabilities)
Long-Short Fund	$(473,562,896)	$-	$-
Financial Long-Short Fund	(1,866,695)	-	-

Short sales — The Long-Short Fund, Financial Long-Short Fund and Strategic Income Fund may sell a security they do not own in anticipation of a decline in the value of that security. When the Funds sell a security short, they must borrow the security sold short and deliver it to the broker-dealer through which they made the short sale. A gain, limited to the price at which the Funds sold the security short, or a loss, unlimited in size, will be recognized upon closing a short sale. Cash received from short sales is maintained by brokers and is used to meet margin requirements for short calls. It is included as “Deposits with brokers for securities sold short” on the Statement of Assets & Liabilities.

2

Diamond Hill Funds
Notes to Schedule of Investments (Continued)
March 31, 2008 (Unaudited)

Securities Lending — Effective January 1, 2008 the Board of Trustees approved a securities lending agreement with JP Morgan Chase Bank N.A.. (the “Custodian”). Under the terms of the agreement, the Custodian is authorized to loan securities on behalf of the Funds to approved borrowers. In exchange, the Funds receive cash collateral in the amount of at least 100% of the value of the securities loaned. The cash collateral is in short term instruments as noted in the Schedules of Investments. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them. The agreement indemnifies the Funds from losses incurred in the event of a borrower’s material default of the terms and conditions of the borrower agreement. The agreement provides that after predetermined rebates to brokers, net securities lending income shall first be solely paid as credits and offset against costs and other charges incurred by each Fund with the Custodian. Any remaining securities lending revenue is then paid to the Funds as securities lending income.

As of March 31, 2008, the value of securities loaned and the collateral held were as follows:

	Market Value	Value of
	of Securities Loaned	Collateral Received
Small Cap Fund	$ 96,828,609	$ 98,540,229
Small-Mid Cap Fund	$ 8,124,179	$ 8,291,095
Large Cap Fund	$ 23,504,200	$ 23,942,115
Select Fund	$ 1,574,740	$ 1,608,541
Long-Short Fund	$ 17,923,261	$ 18,038,974
Financial Long-Short Fund	$ 268,407	$ 276,725
Strategic Income Fund	$ 3,887,626	$ 3,981,055

Security transactions — Changes in holdings of portfolio securities shall be reflected no later than in the first calculation on the first business day following trade date. However, for financial reporting purposes, portfolio security transactions are reported on trade date. The specific identification method is used for determining realized gains or losses for financial statements and income tax purposes. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Discount and premium on securities purchased are amortized using the daily effective yield method.

3

Diamond Hill Funds
Notes to Schedule of Investments (Continued)
March 31, 2008 (Unaudited)

Federal tax information — As of March 31, 2008, the Diamond Hill Funds had the following federal tax cost resulting in unrealized appreciation (depreciation) as follows:

	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Small Cap Fund	$457,542,130	$53,836,801	$(53,084,968)	$751,833
Small-Mid Cap Fund	$38,851,244	$3,406,541	$(4,484,528)	$(1,077,987)
Large Cap Fund	$451,974,229	$52,137,354	$(41,324,088)	$10,813,266
Select Fund	$16,189,657	$1,537,849	$(1,661,341)	$(123,492)
Long-Short Fund	$2,077,891,408	$254,574,174	$(216,143,992)	$38,430,182
Financial Long-Short Fund	$27,573,380	$2,333,812	$(6,484,381)	$(4,150,569)
Strategic Income Fund	$169,834,222	$(34,892)	$(15,767,960)	$(15,802,852)

4

Item 2. Controls and Procedures.

(a)           The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)           There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Diamond Hill Funds

By (Signature and Title)

/s/ James F. Laird, Jr.
James F. Laird, Jr.
President

Date: May 23, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ James F. Laird, Jr.
James F. Laird, Jr.
President

Date: May 23, 2008

By (Signature and Title)

/s/ Gary R. Young
Gary R. Young
Treasurer

Date: May 23, 2008